CONSOLIDATED BALANCE SHEETS		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 3,257,681	$ 25,354,528	$ 52,338,132
Trade receivables, net		2,652,258	20,642,525	21,851,480
Inventories		3,311,099	25,770,281	47,613,381
Prepaid expenses and other current assets		696,817	5,423,335	5,013,876
Contract assets, net		2,227,187	17,334,193	6,443,947
Prepaid income tax		212,545	1,654,240	2,066,219
Total current assets		12,357,587	96,179,102	135,327,035
Non-current assets
Property and equipment, net		875,043	6,810,456	8,886,235
Intangible assets, net		24,939	194,100	268,500
Goodwill		163,325	1,271,160	1,271,160
Restricted cash – non-current		1,270,740	9,890,171
Prepaid expenses and other non-current assets		443,064	3,448,366	4,462,823
Deferred offering expenses		20,013	155,763
Operating lease right-of-use assets, net		776,261	6,041,643	5,496,985
Investment in key management insurance policy		172,675	1,343,929	1,157,520
Deferred tax assets		78,815	613,415	207,702
Total non-current assets		3,824,875	29,769,003	21,750,925
TOTAL ASSETS		16,182,462	125,948,105	157,077,960
Current liabilities
Trade payables		982,422	7,646,188	8,625,685
Notes payables		251,557	1,957,870	2,355,023
Other payables		242,064	1,883,981	3,499,507
Accrued payroll and welfare		1,197,916	9,323,383	9,040,942
Operating lease liabilities – current		253,969	1,976,643	1,935,187
Contract liabilities		1,457,108	11,340,672	27,801,257
Total current liabilities		4,385,036	34,128,737	53,257,601
Non-current liabilities
Operating lease liabilities – non-current		454,881	3,540,340	3,004,974
Other payables – non-current		175,036	1,362,306	1,340,016
Deferred tax liabilities				431,717
Other liabilities		98,420	766,000	1,321,956
Total non-current liabilities		728,337	5,668,646	6,098,663
Total liabilities		5,113,373	39,797,383	59,356,264
Commitments and contingencies
Shareholders’ equity
Shares subscription receivables				90
Additional paid-in capital		6,830,773	53,163,910	46,260,499
Retained earnings		4,219,496	32,840,335	51,324,812
Total SU Group Holdings Limited shareholders’ equity and total shareholders’ equity		11,069,089	86,150,722	97,721,696
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		16,182,462	125,948,105	157,077,960
Common Class A [Member]
Shareholders’ equity
Ordinary shares value	[1]	7,235	56,309	46,307
Common Class B [Member]
Shareholders’ equity
Ordinary shares value	[1]	11,585	$ 90,168	$ 90,168
Shares subscription receivables	[1]

[1]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).